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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21331

Evergreen Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Multi-Sector Income Fund, for the quarter ended January 31, 2009. This series has October 31 fiscal year end.

Date of reporting period: January 31, 2009

Item 1 – Schedule of Investments

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 13.3%
FIXED-RATE 0.4%
FHLMC, Ser. 1650, Class J, 6.50%, 06/15/2023	$136,536	$136,749
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	1,257,466	1,324,841
Ser. 2001-51, Class P, 6.00%, 08/25/2030	557,590	563,264
Ser. 2002-77, Class FH, 4.68%, 12/18/2032	347,071	340,289

		2,365,143

FLOATING-RATE 12.9%
FHLMC:
Ser. 0196, Class A, 2.24%, 12/15/2021	160,326	158,679
Ser. 1500, Class FD, 2.89%, 05/15/2023	4,177,475	4,074,358
Ser. 2182, Class FE, 3.40%, 05/15/2028	633,104	624,931
Ser. 2247, Class FC, 2.02%, 08/15/2030	704,237	687,025
Ser. 2390, Class FD, 1.87%, 12/15/2031	140,814	138,530
Ser. 2411, Class F, 1.97%, 02/15/2032	181,409	178,483
Ser. 2412, Class GF, 2.37%, 02/15/2032	4,286,397	4,249,577
Ser. 2431, Class F, 1.92%, 03/15/2032	6,654,291	6,476,821
Ser. 2567, Class FH, 1.82%, 02/15/2033	355,197	341,679
Ser. T-66, Class 2A1, 5.25%, 01/25/2036	7,738,257	7,314,686
Ser. T-67, Class 1A1C, 5.57%, 03/25/2036	22,758,429	21,594,197
Ser. T-67, Class 2A1C, 5.53%, 03/25/2036	1,630,936	1,550,048
FNMA:
Ser. 1996-46, Class FA, 1.94%, 08/25/2021	91,749	89,970
Ser. 2000-45, Class F, 1.85%, 12/25/2030	735,515	721,059
Ser. 2001-24, Class FC, 2.00%, 04/25/2031	267,832	261,249
Ser. 2001-35, Class F, 2.00%, 07/25/2031	62,057	61,141
Ser. 2001-37, Class F, 1.90%, 08/25/2031	267,661	263,334
Ser. 2001-57, Class F, 1.90%, 06/25/2031	62,477	61,360
Ser. 2001-62, Class FC, 2.05%, 11/25/2031	821,260	800,194
Ser. 2001-69, Class PF, 2.40%, 12/25/2031	2,494,704	2,493,935
Ser. 2002-77, Class FV, 1.98%, 12/18/2032	1,132,589	1,094,602
Ser. 2002-95, Class FK, 1.90%, 01/25/2033	9,291,330	8,975,518
Ser. 2002-97, Class FR, 1.95%, 01/25/2033	143,929	136,998
Ser. 2003-W8, Class 3F2, 1.75%, 05/25/2042	1,685,763	1,618,559
Ser. G91-16, Class F, 1.89%, 06/25/2021	102,195	100,148
Ser. G92-17, Class F, 2.49%, 03/25/2022	180,437	179,894
Ser. G92-53, Class FA, 2.19%, 09/25/2022	1,707,053	1,681,703
GNMA:
Ser. 1997-13, Class F, 1.94%, 09/16/2027	1,527,297	1,484,975
Ser. 2001-61, Class FA, 1.95%, 09/20/2030	101,105	100,701

		67,514,354

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $74,159,701)		69,879,497

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 25.5%
FIXED-RATE 2.1%
FHLMC:
6.50%, 06/01/2017	2,288,775	2,390,351
8.50%, 04/01/2015-07/01/2028	414,061	438,521
FNMA:
5.18%, 07/01/2038	315,495	316,007
5.53%, 07/01/2038	3,805,220	3,792,728
6.00%, 04/01/2033	439,006	450,749
6.50%, 11/01/2032	70,293	73,254
7.00%, 05/01/2032-08/01/2032	930,373	990,939
7.50%, 07/01/2017-07/01/2032	916,171	971,876
8.00%, 12/01/2024-06/01/2030	285,517	302,654
12.00%, 01/01/2016	45,270	48,040

1

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.50%, 06/15/2028	$102,716	$107,030
7.25%, 07/15/2017-05/15/2018	906,474	955,442

		10,837,591

FLOATING-RATE 23.4%
FHLB:
5.20%, 07/01/2033	308,962	314,089
5.23%, 12/01/2034	10,234,114	10,140,392
5.47%, 11/01/2030	612,755	619,961
5.52%, 06/01/2035	4,602,154	4,657,134
FHLMC:
4.16%, 10/01/2030	25,039	24,670
4.92%, 12/01/2026	113,622	112,474
5.02%, 10/01/2037	4,281,290	4,365,674
5.07%, 05/01/2019-07/01/2035	1,480,944	1,494,385
5.29%, 06/01/2033	387,458	389,543
5.41%, 03/01/2032	1,169,508	1,187,815
5.46%, 09/01/2032	702,808	707,081
5.50%, 10/01/2022-10/01/2024	173,070	174,617
5.57%, 10/01/2030	482,266	486,057
5.72%, 10/01/2033	255,255	257,159
5.74%, 08/01/2030	577,543	587,953
5.875%, 02/01/2037	5,162,328	5,337,873
6.23%, 06/01/2018	70,094	73,013
6.96%, 01/01/2027	278,020	288,881
8.50%, 03/01/2030	125,340	134,998
FNMA:
3.94%, 12/01/2017	1,087,596	1,075,992
4.02%, 04/01/2017-01/01/2038	8,142,907	8,105,481
4.04%, 02/01/2017	2,282,122	2,269,833
4.13%, 02/01/2035	1,321,276	1,319,596
4.42%, 10/01/2035	3,985,046	3,926,676
4.43%, 12/01/2035	5,488,022	5,497,134
4.47%, 08/01/2020	1,360,843	1,367,525
4.52%, 03/01/2034	34,653	34,771
4.57%, 01/01/2030	79,885	81,934
4.68%, 02/01/2035	8,307,736	8,239,945
4.72%, 12/01/2026	132,301	133,339
4.74%, 08/01/2036	6,785,190	6,772,981
4.83%, 07/01/2038	2,449,224	2,488,852
4.85%, 12/01/2009-06/01/2031	1,139,985	1,141,503
4.86%, 03/01/2034	975,251	977,528
4.875%, 04/01/2019	68,523	68,253
4.92%, 04/01/2036	5,053,622	5,044,728
4.93%, 10/01/2029	143,697	142,926
4.95%, 01/01/2034-04/01/2034	5,134,501	5,148,064
4.98%, 03/01/2033	171,800	174,689
5.08%, 01/01/2036	4,073,589	3,989,397
5.11%, 12/01/2022	15,363	16,225
5.12%, 12/01/2031	102,019	102,926
5.13%, 12/01/2036	63,689	64,084
5.15%, 01/01/2015	46,675	47,307
5.22%, 01/01/2028-07/01/2048	2,602,566	2,609,638
5.23%, 04/01/2028	116,230	108,565
5.25%, 01/01/2017	89,318	89,900

2

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.26%, 02/01/2035	$520,484	$524,769
5.29%, 07/01/2038	3,557,808	3,548,130
5.30%, 07/01/2030-02/01/2038	575,905	576,301
5.32%, 12/01/2034	1,726,548	1,718,394
5.37%, 06/01/2024	219,146	220,128
5.39%, 12/01/2029	75,470	76,218
5.43%, 05/01/2027	1,121,592	1,133,549
5.45%, 07/01/2026	43,203	43,693
5.46%, 01/01/2028	735,738	748,150
5.50%, 06/01/2033	696,960	712,867
5.52%, 12/01/2028	54,609	54,626
5.56%, 01/01/2026	436,284	440,249
5.57%, 10/01/2034	306,439	297,916
5.61%, 01/01/2033	754,942	757,695
5.62%, 08/01/2028	80,723	81,697
5.73%, 09/01/2032	213,646	213,744
5.75%, 12/01/2016	11,666	11,815
5.83%, 09/01/2027	331,531	336,848
5.86%, 04/01/2031	753,569	761,670
5.91%, 08/01/2030-12/01/2032	1,384,560	1,403,228
5.92%, 07/01/2033	260,892	263,146
5.93%, 09/01/2024-08/01/2027	346,966	350,329
5.99%, 05/01/2021	7,811	8,272
6.00%, 08/01/2021	10,996	11,817
6.07%, 04/01/2033	182,310	185,502
6.10%, 12/01/2013	472,305	485,001
6.14%, 12/01/2020	128,697	138,793
6.29%, 06/01/2029	396,476	400,492
6.36%, 04/01/2025	152,491	156,424
6.45%, 05/01/2030	256,996	260,206
6.47%, 11/01/2024	321,929	328,837
6.58%, 09/01/2037	4,312,556	4,461,303
6.67%, 09/01/2032	5,118,853	5,318,808
GNMA:
4.625%, 09/20/2030	315,054	319,288
5.00%, 11/20/2030-10/20/2031	880,492	883,879
5.125%, 10/20/2029-11/20/2030	1,782,649	1,806,574
5.25%, 02/20/2029	514,795	521,911
5.375%, 01/20/2027-03/20/2028	352,852	357,055
5.50%, 02/20/2031	435,001	434,158

		122,747,043

Total Agency Mortgage-Backed Pass Through Securities (cost $135,400,303)		133,584,634

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.7%
FIXED-RATE 0.1%
FNMA, Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	351,676	363,132

FLOATING-RATE 1.6%
FNMA:
Ser. 2002-T06, Class A4, 5.54%, 03/25/2041	2,774,389	2,638,297
Ser. 2004-T03, Class 2A, 5.67%, 08/25/2043	1,237,635	1,189,133
Ser. 2005-W4, Class 3A, 5.60%, 06/25/2035	4,728,888	4,729,691

		8,557,121

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $9,258,729)		8,920,253

3

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FLOATING-RATE 0.2%
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045 (cost $810,139)	$1,615,000	$970,195

CORPORATE BONDS 53.3%
CONSUMER DISCRETIONARY 8.7%
Auto Components 0.7%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012	300,000	94,500
8.375%, 12/15/2014	670,000	123,950
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	5,185,000	2,048,075
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	970,000	916,650
9.00%, 07/01/2015	490,000	454,475

		3,637,650

Automobiles 0.9%
Ford Motor Co.:
7.70%, 05/15/2097	6,085,000	1,004,025
FRN, 5.54%, 04/15/2009	3,850,000	3,681,563

		4,685,588

Diversified Consumer Services 0.2%
Carriage Services, Inc., 7.875%, 01/15/2015	850,000	714,000
Service Corporation International, 6.75%, 04/01/2015	45,000	41,400

		755,400

Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp., 7.75%, 12/15/2012	95,000	84,550
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	1,570,000	887,050
8.125%, 05/15/2011	565,000	223,175
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	2,261,000	260,015
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	1,050,000	215,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,180,000	590,000
MGM MIRAGE, 8.50%, 09/15/2010	470,000	380,700
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	60,000	55,500
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	1,320,000	1,161,600
Seneca Gaming Corp., 7.25%, 05/01/2012	1,185,000	953,925
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	2,170,000	1,345,400
Six Flags, Inc.:
8.875%, 02/01/2010	355,000	101,175
9.625%, 06/01/2014	344,000	70,520
12.25%, 07/15/2016 144A	147,000	87,465
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	7,551,000	1,151,527
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	2,000,000	1,545,000

		9,112,852

Household Durables 2.2%
Centex Corp., 5.80%, 09/15/2009	1,515,000	1,477,125
D.R. Horton, Inc.:
4.875%, 01/15/2010	700,000	661,500
6.00%, 04/15/2011	150,000	131,250
9.75%, 09/15/2010	1,920,000	1,843,200
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	1,258,000	1,037,850
8.00%, 04/01/2012 ρ	720,000	273,600
11.50%, 05/01/2013	190,000	157,225

4

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Lennar Corp.:
5.125%, 10/01/2010	$2,255,000	$1,866,012
7.625%, 03/01/2009	650,000	637,000
Libbey, Inc., FRN, 9.57%, 06/01/2011	1,995,000	887,775
Meritage Homes Corp.:
6.25%, 03/15/2015	910,000	564,200
7.00%, 05/01/2014	1,205,000	789,275
Pulte Homes, Inc.:
7.875%, 08/01/2011	575,000	540,500
8.125%, 03/01/2011	530,000	500,850

		11,367,362

Internet & Catalog Retail 0.1%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	1,045,000	632,225

Media 1.4%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	280,000	239,400
10.875%, 09/15/2014 144A	3,185,000	2,770,950
CSC Holdings, Inc.:
7.625%, 04/01/2011	830,000	830,000
8.50%, 04/15/2014 144A	415,000	409,812
DirectTV Holdings, LLC, 7.625%, 05/15/2016	45,000	44,438
Idearc, Inc., 8.00%, 11/15/2016	4,730,000	171,462
Ion Media Networks, Inc., FRN, 11.00%, 01/15/2013 144A	2,261,094	113,055
Lamar Media Corp.:
6.625%, 08/15/2015	260,000	196,300
7.25%, 01/01/2013	180,000	148,950
Ser. B, 6.625%, 08/15/2015	80,000	60,400
Mediacom, LLC, 7.875%, 02/15/2011	590,000	557,550
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	2,096,000	628,800
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	882,000	628,425
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	1,320,000	297,000
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	1,280,000	326,400
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	2,121,000	15,908
10.00%, 03/01/2011 •	1,540,000	11,550

		7,450,400

Multiline Retail 0.2%
Macy’s, Inc., 7.875%, 07/15/2015	525,000	403,009
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	815,000	366,750

		769,759

Specialty Retail 0.6%
American Achievement Corp., 8.25%, 04/01/2012 144A	2,995,000	2,410,975
AutoZone, Inc., 6.50%, 01/15/2014	45,000	44,006
Best Buy Co., Inc., 6.75%, 07/15/2013	395,000	359,156
Staples, Inc., 9.75%, 01/15/2014	430,000	457,788

		3,271,925

Textiles, Apparel & Luxury Goods 0.7%
AAC Group Holdings Corp., Step Bond, 10.25%, 10/01/2012 ††	445,000	289,250
Oxford Industries, Inc., 8.875%, 06/01/2011	2,961,000	2,235,555
Visant Corp., 7.625%, 10/01/2012	1,495,000	1,352,975

		3,877,780

5

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 0.8%
Beverages 0.2%
Anheuser-Busch InBev, 7.75%, 01/15/2019 144A	$1,000,000	$1,016,171

Food Products 0.4%
Dean Foods Co., 6.625%, 05/15/2009	25,000	25,000
Del Monte Foods Co.:
6.75%, 02/15/2015	285,000	269,325
8.625%, 12/15/2012	1,119,000	1,141,380
Tyson Foods, Inc., 7.35%, 04/01/2016	795,000	657,303

		2,093,008

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	220,000	155,100

Tobacco 0.2%
Altria Group, Inc.:
9.70%, 11/10/2018	750,000	822,049
9.95%, 11/10/2038	40,000	42,918

		864,967

ENERGY 9.2%
Energy Equipment & Services 1.1%
Bristow Group, Inc., 7.50%, 09/15/2017	1,230,000	904,050
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,260,000	989,100
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	3,215,000	2,306,763
Parker Drilling Co., 9.625%, 10/01/2013	934,000	695,830
PHI, Inc., 7.125%, 04/15/2013	1,970,000	1,270,650

		6,166,393

Oil, Gas & Consumable Fuels 8.1%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	5,365,000	4,627,312
9.50%, 02/15/2015	1,470,000	1,447,950
Delta Petroleum Corp., 7.00%, 04/01/2015	1,980,000	722,700
El Paso Corp.:
6.75%, 05/15/2009	450,000	450,019
7.42%, 02/15/2037	1,670,000	1,219,100
12.00%, 12/12/2013	445,000	479,488
Encore Acquisition Co., 6.00%, 07/15/2015	1,760,000	1,416,800
Exco Resources, Inc., 7.25%, 01/15/2011	2,730,000	2,306,850
Ferrellgas Partners, LP, 6.75%, 05/01/2014 144A	1,895,000	1,525,475
Forest Oil Corp.:
7.25%, 06/15/2019	1,430,000	1,197,625
7.25%, 06/15/2019 144A	1,045,000	875,187
Frontier Oil Corp., 6.625%, 10/01/2011	875,000	840,000
Inergy Holdings, LP, 8.75%, 03/01/2015 144A	840,000	798,000
Newfield Exploration Co.:
6.625%, 04/15/2016	1,335,000	1,188,150
7.125%, 05/15/2018	1,515,000	1,344,562
Peabody Energy Corp.:
5.875%, 04/15/2016	2,800,000	2,534,000
7.875%, 11/01/2026	1,600,000	1,368,000
Petrohawk Energy Corp.:
7.875%, 06/01/2015 144A	2,980,000	2,510,650
10.50%, 08/01/2014 144A	560,000	536,200
Plains Exploration & Production Co., 7.625%, 06/01/2018	2,235,000	1,922,100
Quicksilver Resources, Inc., 8.25%, 08/01/2015	640,000	518,400
Range Resources Corp.:
7.25%, 05/01/2018	170,000	155,125
7.50%, 10/01/2017	195,000	181,838

6

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Sabine Pass LNG, LP:
7.25%, 11/30/2013	$1,560,000	$1,166,100
7.50%, 11/30/2016	2,650,000	1,964,312
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	350,000	278,250
Southwestern Energy Co., 7.50%, 02/01/2018 144A	810,000	769,500
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	865,000	185,975
Tennessee Gas Pipeline, 8.00%, 02/01/2016 144A	430,000	428,925
Tesoro Corp.:
6.50%, 06/01/2017	2,850,000	2,137,500
6.625%, 11/01/2015	95,000	75,169
Williams Cos.:
7.50%, 01/15/2031	2,080,000	1,699,250
8.125%, 03/15/2012	3,560,000	3,542,200

		42,412,712

FINANCIALS 10.5%
Capital Markets 0.9%
E*TRADE Financial Corp.:
8.00%, 06/15/2011	45,000	20,925
12.50%, 11/30/2017 144A	1,190,000	666,400
12.50%, 11/30/2017	417,812	233,975
Goldman Sachs Group, Inc.:
6.15%, 04/01/2018	1,443,000	1,319,889
7.50%, 02/15/2019	565,000	560,180
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	215,000	31,175
Morgan Stanley:
6.625%, 04/01/2018	1,760,000	1,613,274
FRN, 5.23%, 10/15/2015	405,000	277,762

		4,723,580

Consumer Finance 7.0%
CCH II Capital Corp., 10.25%, 09/15/2010 ρ	3,065,000	1,854,325
Daimler Financial Services AG, 4.875%, 06/15/2010	1,000,000	979,619
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	5,205,000	4,410,649
7.375%, 10/28/2009	1,000,000	896,453
9.75%, 09/15/2010	3,373,000	2,784,867
Fresenius U.S. Finance II, Inc., 9.00%, 07/15/2015 144A	90,000	91,125
General Electric Capital Corp.:
5.625%, 05/01/2018	440,000	406,465
5.875%, 01/14/2038	1,145,000	913,386
6.15%, 08/07/2037	540,000	444,701
6.875%, 01/10/2039	1,145,000	1,017,478
GMAC, LLC:
5.625%, 05/15/2009	2,700,000	2,590,434
6.75%, 12/01/2014 144A	248,000	161,353
6.875%, 09/15/2011 144A	3,547,000	2,794,075
6.875%, 08/28/2012 144A	2,464,000	1,763,214
7.00%, 02/01/2012 144A	262,000	191,292
7.50%, 12/31/2013 144A	655,000	386,751
7.75%, 01/19/2010	2,110,000	1,826,112
8.00%, 12/31/2018 144A	972,000	384,280
8.00%, 11/01/2031 144A	2,259,000	1,355,567
FRN, 3.40%, 05/15/2009	4,640,000	4,344,200
HSBC Finance Corp., 5.00%, 06/30/2015	2,400,000	2,173,349

7

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
International Lease Finance Corp.:
4.375%, 11/01/2009	$300,000	$273,856
4.75%, 07/01/2009	335,000	322,684
4.875%, 09/01/2010	1,205,000	1,001,043
5.00%, 04/15/2010	40,000	34,837
5.125%, 11/01/2010	35,000	28,599
5.75%, 06/15/2011	557,000	432,665
6.375%, 03/15/2009	456,000	451,218
Sprint Capital Corp., 6.875%, 11/15/2028	4,490,000	2,553,086

		36,867,683

Diversified Financial Services 0.8%
Leucadia National Corp.:
7.125%, 03/15/2017	555,000	410,700
8.125%, 09/15/2015	4,440,000	3,618,600

		4,029,300

Real Estate Investment Trusts (REITs) 1.5%
Host Marriott Corp.:
7.125%, 11/01/2013	850,000	739,500
Ser. O, 6.375%, 03/15/2015	235,000	189,175
Ser. Q, 6.75%, 06/01/2016	920,000	740,600
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,795,000	1,660,375
7.00%, 01/15/2016	2,540,000	2,273,300
Ventas, Inc.:
6.75%, 04/01/2017	995,000	835,800
7.125%, 06/01/2015	1,010,000	896,375
9.00%, 05/01/2012	525,000	525,000

		7,860,125

Thrifts & Mortgage Finance 0.3%
Residential Capital, LLC, 8.50%, 05/15/2010 144A ρ	2,095,000	1,487,450

HEALTH CARE 2.5%
Health Care Equipment & Supplies 0.1%
Biomet, Inc., 11.625%, 10/15/2017	695,000	649,825

Health Care Providers & Services 2.4%
HCA, Inc.:
7.875%, 02/01/2011	1,185,000	1,128,712
8.75%, 09/01/2010	1,101,000	1,087,238
9.25%, 11/15/2016	3,540,000	3,389,550
9.625%, 11/15/2016	3,020,000	2,544,350
Humana, Inc., 7.20%, 06/15/2018	1,440,000	1,212,515
Omnicare, Inc., 6.125%, 06/01/2013	3,145,000	2,877,675
Symbion, Inc., 11.00%, 08/23/2015	323,224	132,522

		12,372,562

INDUSTRIALS 4.7%
Aerospace & Defense 1.9%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	815,000	786,475
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	55,000	19,525
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	8,070,000	7,424,400
6.375%, 10/15/2015	564,000	531,570

8

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Aerospace & Defense continued
Sequa Corp.:
11.75%, 12/01/2015 144A	$60,000	$24,300
13.50%, 12/01/2015 144A	776,765	275,751
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	1,685,000	1,036,275

		10,098,296

Building Products 0.1%
Ply Gem Industries, Inc., 11.75%, 06/15/2013	580,000	324,800

Commercial Services & Supplies 1.7%
Allied Waste North America, Inc., 6.875%, 06/01/2017	320,000	310,884
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	2,770,000	2,527,600
9.25%, 05/01/2021	1,620,000	1,673,374
Corrections Corporation of America, 6.75%, 01/31/2014	205,000	197,825
Geo Group, Inc., 8.25%, 07/15/2013	150,000	132,750
Mobile Mini, Inc., 6.875%, 05/01/2015	1,690,000	1,208,350
Toll Corp., 8.25%, 02/01/2011	2,905,000	2,832,375

		8,883,158

Machinery 0.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	6,370,000	2,898,350

Road & Rail 0.2%
Kansas City Southern, 13.00%, 12/15/2013	1,135,000	1,180,400

Trading Companies & Distributors 0.3%
United Rentals, Inc., 6.50%, 02/15/2012	1,680,000	1,386,000

INFORMATION TECHNOLOGY 2.2%
Communications Equipment 0.3%
EchoStar Corp.:
6.625%, 10/01/2014	1,090,000	994,625
7.125%, 02/01/2016	280,000	259,000
7.75%, 05/31/2015	595,000	559,300

		1,812,925

Electronic Equipment, Instruments & Components 1.3%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	2,330,000	2,085,350
Jabil Circuit, Inc., 8.25%, 03/15/2018	5,985,000	4,608,450
Sanmina-SCI Corp., 8.125%, 03/01/2016	795,000	345,825

		7,039,625

IT Services 0.3%
iPayment, Inc., 9.75%, 05/15/2014	1,155,000	698,775
Unisys Corp., 6.875%, 03/15/2010	979,000	621,665

		1,320,440

Semiconductors & Semiconductor Equipment 0.3%
Spansion, Inc.:
11.25%, 01/15/2016 144A •	935,000	37,400
FRN, 5.33%, 06/01/2013 144A •	4,975,000	1,281,063

		1,318,463

MATERIALS 5.4%
Chemicals 1.7%
Airgas, Inc., 7.125%, 10/01/2018 144A	50,000	46,125
Huntsman, LLC:
7.375%, 01/01/2015	395,000	203,425
11.625%, 10/15/2010	2,170,000	2,088,625

9

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	$2,270,000	$1,886,937
Lubrizol Corp., 8.875%, 02/01/2019	465,000	477,031
MacDermid, Inc., 9.50%, 04/15/2017 144A	708,000	350,460
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	745,000	331,525
10.875%, 12/01/2014	536,340	179,674
11.50%, 12/01/2016	255,000	63,750
Mosaic Co.:
7.30%, 01/15/2028	1,385,000	1,193,927
7.625%, 12/01/2016 144A	1,800,000	1,694,430
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	3,790,000	549,550

		9,065,459

Construction Materials 0.8%
CPG International, Inc.:
10.50%, 07/01/2013	3,950,000	2,231,750
FRN, 9.90%, 07/01/2012	880,000	488,400
CRH America, Inc., 8.125%, 07/15/2018	970,000	737,715
Texas Industries, Inc., 7.25%, 07/15/2013 144A	957,000	727,320

		4,185,185

Containers & Packaging 1.0%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	626,000	309,870
Exopack Holding Corp., 11.25%, 02/01/2014	3,375,000	1,974,375
Graham Packaging Co., 8.50%, 10/15/2012	1,770,000	1,362,900
Graphic Packaging International, Inc., 8.50%, 08/15/2011	2,045,000	1,809,825

		5,456,970

Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	560,000	518,531
8.25%, 04/01/2015	810,000	690,301
8.375%, 04/01/2017	4,655,000	3,868,989
Indalex Holdings Corp., 11.50%, 02/01/2014	3,170,000	435,875

		5,513,696

Paper & Forest Products 0.8%
Georgia Pacific Corp.:
8.125%, 05/15/2011	800,000	776,000
8.875%, 05/15/2031	65,000	49,725
International Paper Co., 7.95%, 06/15/2018	2,635,000	2,136,901
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	965,000	400,475
11.375%, 08/01/2016	2,023,000	576,555

		3,939,656

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 1.6%
Citizens Communications Co.:
7.875%, 01/15/2027	710,000	529,838
9.25%, 05/15/2011	1,570,000	1,589,625
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	390,000	220,350
Qwest Corp.:
6.50%, 06/01/2017	1,035,000	874,575
7.50%, 06/15/2023	705,000	525,225
7.875%, 09/01/2011	465,000	462,675
8.875%, 03/15/2012	3,810,000	3,810,000
West Corp., 9.50%, 10/15/2014	725,000	496,625

		8,508,913

10

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.8%
Centennial Communications Corp., 8.125%, 02/01/2014	$2,675,000	$2,755,250
Cricket Communications, Inc., 9.375%, 11/01/2014	590,000	539,850
MetroPCS Communications, Inc.:
9.25%, 11/01/2014 144A	870,000	802,575
9.25%, 11/01/2014	2,570,000	2,393,312
Sprint Nextel Corp.:
6.90%, 05/01/2019	270,000	181,190
Ser. D, 7.375%, 08/01/2015	2,720,000	1,278,982
Ser. E, 6.875%, 10/31/2013	2,740,000	1,329,580

		9,280,739

UTILITIES 5.9%
Electric Utilities 4.6%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,735,000	3,763,013
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	6,937,000	7,288,914
CMS Energy Corp., 8.50%, 04/15/2011	355,000	359,270
Edison Mission Energy, 7.00%, 05/15/2017	60,000	56,100
Energy Future Holdings Corp.:
10.875%, 11/01/2017	315,000	250,425
11.25%, 11/01/2017	2,340,000	1,368,900
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	2,002,175	1,857,017
Mirant North America, LLC, 7.375%, 12/31/2013	1,790,000	1,736,300
NRG Energy, Inc., 7.375%, 02/01/2016	3,945,000	3,767,475
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,400,000	3,485,000
Public Service Company of New Mexico, 7.95%, 04/01/2015	420,000	374,202

		24,306,616

Independent Power Producers & Energy Traders 1.2%
AES Corp.:
8.00%, 10/15/2017	110,000	103,950
8.00%, 06/01/2020 144A	545,000	498,675
Dynegy Holdings, Inc., 7.50%, 06/01/2015	160,000	128,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	5,245,000	4,864,738
7.625%, 06/15/2014	580,000	477,050
7.875%, 06/15/2017	290,000	236,350

		6,308,763

Multi-Utilities 0.1%
PNM Resources, Inc., 9.25%, 05/15/2015	400,000	362,000

Total Corporate Bonds (cost $353,576,956)		279,450,271

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 13.1%
CONSUMER DISCRETIONARY 0.4%
Media 0.1%
Central European Media Enterprises, Ltd.:
8.25%, 05/15/2012 EUR	500,000	470,584
Class A, FRN, 5.93%, 05/15/2014 EUR	250,000	184,072

		654,656

Multiline Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	1,427,202

CONSUMER STAPLES 1.1%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,091,009

11

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.4%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	$$1,219,676
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	796,881

		2,016,557

Tobacco 0.5%
British American Tobacco plc, 5.50%, 09/15/2016 GBP	2,000,000	2,768,595

FINANCIALS 8.2%
Capital Markets 0.1%
Morgan Stanley, 5.375%, 11/14/2013 GBP	560,000	684,568

Commercial Banks 5.4%
Bank Nederlandse Gemeenten NV, 4.875%, 04/21/2010 GBP	2,695,000	4,016,505
Eurofima:
6.25%, 12/28/2018 AUD	2,450,000	1,690,082
6.50%, 08/22/2011 AUD	5,000,000	3,376,609
European Investment Bank:
5.75%, 09/15/2009 AUD	5,470,000	3,529,474
6.125%, 01/23/2017 AUD	8,530,000	5,831,715
Instituto de Credito Oficial, 4.375%, 05/23/2012 EUR	3,800,000	5,050,420
Kreditanstalt fur Wiederaufbau, 5.25%, 01/12/2012 GBP	530,000	818,716
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	5,330,000	3,551,049
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	394,164

		28,258,734

Consumer Finance 1.9%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,660,000	3,500,681
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	551,933
Total Capital SA, 5.50%, 01/29/2013 GBP	1,000,000	1,528,693
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	5,460,000	2,966,086
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	940,000	987,009
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	500,000	569,823

		10,104,225

Diversified Financial Services 0.2%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	1,000,000	927,673

Insurance 0.6%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	2,198,330
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	636,012

		2,834,342

INDUSTRIALS 0.7%
Aerospace & Defense 0.3%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	1,430,000	1,364,180

Commercial Services & Supplies 0.1%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	600,000	630,006

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	1,504,529
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	208,081

		1,712,610

MATERIALS 0.4%
Chemicals 0.1%
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	800,000	706,836

Containers & Packaging 0.2%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	900,000	962,296

12

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS continued
Metals & Mining 0.1%
New World Resources NV, 7.375%, 05/15/2015 EUR	1,000,000	$614,640

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	2,700,000	4,021,232
France Telecom:
4.75%, 02/21/2017 EUR	2,000,000	2,421,779
7.25%, 01/28/2013 EUR	1,850,000	2,567,682
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	900,000	945,009

		9,955,702

UTILITIES 0.4%
Multi-Utilities 0.4%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	2,000,000	2,251,700

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $87,829,925)		68,965,531

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 20.7%
Australia:
5.25%, 03/15/2019 AUD	2,300,000	1,599,808
Ser. 17RG, 5.50%, 03/01/2017 AUD	3,100,000	2,068,955
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	4,880,000	6,396,262
Canada, 4.25%, 06/01/2018 CAD	9,800,000	8,718,607
France:
2.25%, 07/25/2020 EUR	7,357,812	9,457,715
4.25%, 04/25/2019 EUR	9,450,000	12,465,912
Germany, 4.25%, 07/04/2039 EUR	3,950,000	5,375,772
Korea:
5.25%, 09/10/2015 KRW	2,850,000,000	2,150,176
5.25%, 03/10/2027 KRW	6,285,000,000	4,671,291
Malaysia, 3.83%, 09/28/2011 MYR	27,000,000	7,715,563
Mexico, 10.00%, 12/05/2024 MXN	60,940,000	5,055,490
Netherlands:
4.00%, 07/15/2018 EUR	10,520,000	13,514,774
4.00%, 01/15/2037 EUR	3,650,000	4,520,028
New Zealand, 6.00%, 12/15/2017 NZD	12,500,000	7,119,977
Norway, 4.25%, 05/19/2017 NOK	59,780,000	9,115,233
Sweden:
3.75%, 08/12/2017 SEK	29,000,000	3,656,080
4.50%, 08/12/2015 SEK	37,000,000	4,887,655

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $120,693,273)		108,489,298

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.0%
FIXED-RATE 0.5%
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	$722,840	418,892
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	4,065,000	1,931,941

		2,350,833

FLOATING-RATE 1.5%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 3.44%, 09/25/2046	3,983,123	1,692,136
Ser. 2007-1, Class A1, 3.18%, 02/25/2047	822,448	278,149
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, FRN, 5.94%, 02/10/2051	3,654,000	2,538,889
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	3,990,000	1,903,647

13

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Lehman XS Trust, Ser. 2006-18N, Class A5A, 1.57%, 12/25/2036	$4,135,000	$706,201
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 3.87%, 12/25/2046	1,517,280	487,896
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 3.50%, 11/25/2046	1,361,977	458,302

		8,065,220

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $16,002,700)		10,416,053

YANKEE OBLIGATIONS – CORPORATE 8.6%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	85,000	85,425

CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.1%
Tesco plc, 5.50%, 11/15/2017	500,000	472,953

ENERGY 2.1%
Energy Equipment & Services 0.6%
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	4,975,000	3,009,875

Oil, Gas & Consumable Fuels 1.5%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	1,505,000	571,900
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	10,090,000	3,581,950
9.50%, 12/01/2016	2,034,000	736,023
OPTI Canada, Inc.:
7.875%, 12/15/2014	3,505,000	1,577,250
8.25%, 12/15/2014	805,000	374,325
TransCanada Pipelines, Ltd.:
7.125%, 01/15/2019	305,000	323,861
7.625%, 01/15/2039	875,000	913,407

		8,078,716

FINANCIALS 1.8%
Consumer Finance 0.5%
Avago Technologies Finance, Ltd., FRN, 7.70%, 06/01/2013	944,000	788,240
KazMunaiGaz Finance Sub BV, 8.375%, 07/02/2013 144A	700,000	570,500
Petroplus Finance, Ltd.:
6.75%, 05/01/2014 144A	685,000	513,750
7.00%, 05/01/2017 144A	170,000	124,100
Virgin Media Finance plc:
8.75%, 04/15/2014	295,000	252,225
9.125%, 08/15/2016	795,000	671,775

		2,920,590

Diversified Financial Services 1.3%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	5,855,000	3,835,025
FRN:
6.20%, 09/01/2011 144A	645,000	457,950
6.20%, 09/01/2011	485,000	344,350
Preferred Term Securities XII, Ltd., FRN, 3.50%, 12/24/2033 • +	635,000	4,286
Ship Finance International, Ltd., 8.50%, 12/15/2013	2,560,000	2,012,800

		6,654,411

INDUSTRIALS 1.2%
Road & Rail 1.2%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	3,650,000	3,157,250
9.375%, 05/01/2012	3,550,000	3,399,125

		6,556,375

14

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INFORMATION TECHNOLOGY 0.1%
Electronic Equipment, Instruments & Components 0.1%
Celestica, Inc., 7.875%, 07/01/2011	$530,000	$503,500

MATERIALS 1.7%
Metals & Mining 1.6%
Evraz Group SA:
8.25%, 11/10/2015 144A	985,000	605,775
8.875%, 04/24/2013 144A	1,200,000	750,000
9.50%, 04/24/2018 144A	1,635,000	989,175
Novelis, Inc., 7.25%, 02/15/2015	6,025,000	3,404,125
Vedanta Resources plc, 9.50%, 07/18/2018 144A	4,575,000	2,630,625

		8,379,700

Paper & Forest Products 0.1%
Cascades, Inc., 7.25%, 02/15/2013	520,000	296,400

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	1,120,000	1,114,400
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	2,495,000	2,351,537
8.875%, 01/15/2015 144A	444,000	409,650
11.25%, 06/15/2016	240,000	230,700
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	2,405,000	1,851,850
Vimpel Communications:
8.375%, 04/30/2013 144A	45,000	33,075
9.125%, 04/30/2018 144A	3,435,000	2,181,225

		8,172,437

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	185,000	172,975

Total Yankee Obligations – Corporate (cost $64,791,209)		45,303,357

	Shares	Value

COMMON STOCKS 0.3%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Alpha Natural Resources, Inc. *	5,417	88,405
Chesapeake Energy Corp.	2,129	33,660
Frontier Oil Corp.	16,661	237,919
Newfield Exploration Co. *	1,828	35,079
Pioneer Natural Resources Co.	2,433	35,619

		430,682

INDUSTRIALS 0.0%
Construction & Engineering 0.0%
KBR, Inc.	13,737	194,516

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.0%
Cisco Systems, Inc. *	2,590	38,772

Software 0.1%
Microsoft Corp.	9,679	165,511

15

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 0.1%
Chemicals 0.0%
Mosaic Co.	7,202	$256,895

Metals & Mining 0.1%
AK Steel Holding Corp.	17,348	139,999
Freeport-McMoRan Copper & Gold, Inc.	5,057	127,133

		267,132

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Sprint Nextel Corp. *	16,627	40,404

Total Common Stocks (cost $1,691,302)		1,393,912

	Principal Amount	Value

DEPOSITORY SHARES 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
JPMorgan Chase & Co., 7.90%, 12/31/2049 (cost $151,728)	$205,000	156,186

LOANS 4.8%
CONSUMER DISCRETIONARY 2.0%
Education Management, LLC, N/A, 06/01/2013 <	625,000	484,725
Fontainebleau Resorts, LLC:
N/A, 06/06/2014 <	735,641	189,075
FRN, 5.44%, 06/06/2014	1,471,283	378,149
Ford Motor Co., FRN, 5.00%, 12/15/2013 <	2,680,758	944,779
General Motors Corp., FRN, 2.78%, 11/29/2013	2,980,886	1,290,545
Greektown Casino, LLC, FRN, 5.00%, 12/03/2012 <	760,000	303,392
Idearc, Inc., FRN:
2.42%-3.46%, 11/17/2014	1,942,327	694,382
1.92%, 11/13/2013	240,000	89,078
Ion Media Networks, Inc., FRN, 4.34%, 01/15/2012	4,055,000	1,520,625
Metaldyne Corp., FRN:
9.88%, 01/11/2014	6,144,478	1,812,621
5.13%-8.09%, 01/11/2012	903,599	266,571
Newsday, LLC, 9.75%, 07/15/2013	1,275,000	1,119,208
Tower Automotive Holdings, FRN, 4.69%-6.50%, 07/31/2013	395,995	227,919
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012 <	4,050,000	1,215,040

		10,536,109

CONSUMER STAPLES 0.5%
Merisant Co., FRN, 6.92%, 01/11/2010 <	3,457,735	2,697,033

ENERGY 0.4%
Alon Krotz Springs, Inc., FRN, 10.75%, 07/03/2014	645,000	240,365
Saint Acquisition Corp., FRN, 3.75%-6.50%, 06/05/2014	1,955,000	879,672
Semgroup Energy Partners, FRN, 5.75%, 07/20/2012	1,080,000	779,555

		1,899,592

FINANCIALS 0.1%
Realogy Corp., FRN:
5.71%, 09/01/2014	807,417	482,084
5.86%, 09/01/2014	217,381	129,792

		611,876

16

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

LOANS continued
INDUSTRIALS 0.4%
Clarke American Corp., FRN, 2.91%-3.96%, 02/28/2014	$1,933,540	$1,036,397
Neff Corp.:
FRN, 3.93%, 11/30/2014	4,910,000	1,006,550
N/A, 05/31/2013 <	51,750	22,041

		2,064,988

INFORMATION TECHNOLOGY 0.2%
Activant Solutions, Inc., FRN:
3.44%, 05/02/2013	398,581	239,595
3.94%, 05/02/2013	418,222	258,193
iPayment, Inc., FRN, 2.33%-3.47%, 05/10/2013	488,728	316,085

		813,873

MATERIALS 1.2%
Abitibi Consolidated Co. of Canada, FRN, 11.50%, 03/31/2009	2,678,378	1,888,257
Graham Packaging Co., N/A, 10/07/2011 <	678,274	538,672
Lyondell Chemical Co., FRN, 7.00%, 12/20/2014	9,953,262	4,039,730

		6,466,659

Total Loans (cost $45,512,780)		25,090,130

CLOSED END MUTUAL FUND SHARES 0.3%
Dreyfus High Yield Strategies Fund, Inc.	216,382	595,050
Eaton Vance Limited Duration Income Trust	33,149	363,645
LMP Corporate Loan Fund, Inc.	16,391	112,278
New America High Income Fund, Inc.	79,709	451,949
Wellington High Yield Plus Fund, Inc.	5,038	12,142

Total Closed End Mutual Fund Shares (cost $1,324,685)		1,535,064

	Shares	Value

SHORT-TERM INVESTMENTS 18.9%
MUTUAL FUND SHARES 18.8%
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø ##	96,878,974	96,878,974
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ρρ	1,826,373	1,826,373

		98,705,347

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 0.10%, 03/26/2009 ƒ ß	$265,000	264,942

Total Short-Term Investments (cost $98,970,115)		98,970,289

Total Investments (cost $1,010,173,545) 162.7%		853,124,670
Other Assets and Liabilities and Preferred Shares (62.7%)		(328,666,327)

Net Assets Applicable to Common Shareholders 100.0%		$524,458,343

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.

17

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

At January 31, 2009, the Fund had the following credit default swap contracts outstanding:

					Fixed
					Payments	Frequency
		Reference Debt	Notional	Made by	of Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Made	Gain (Loss)

12/20/2013	Deutsche	Dow Jones CDX North America High Yield Index 11	$8,657,550	5.00%	Quarterly	$269,965
03/20/2014	Credit Suisse	Sun Microsystems, Inc., 0.75%, 02/01/2014	520,000	2.40%	Quarterly	(2,367)
03/20/2014	Credit Suisse	Sun Microsystems, Inc., 0.75%, 02/01/2014	1,225,000	2.00%	Quarterly	16,405
03/20/2014	Goldman Sachs	Motorola, Inc., 6.50%, 09/01/2025	1,175,000	6.15%	Quarterly	(32,449)
03/20/2014	UBS	Motorola, Inc., 6.50%, 09/01/2025	1,035,000	5.80%	Quarterly	(14,250)
03/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018	1,135,000	6.60%	Quarterly	(55,265)
03/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018	685,000	6.65%	Quarterly	(34,717)
03/20/2014	UBS	Pulte Homes, Inc., 5.25%, 01/15/2014	1,890,000	2.53%	Quarterly	4,210

18

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

06/20/2013	Deutsche	Markit LCDX North America Index 10	$1,246,450	3.25%	Monthly	$48,664
06/20/2013	JP Morgan	Markit LCDX North America Index 10	2,386,200	3.25%	Monthly	7,276
09/20/2013	Deutsche	General Electric Capital Corp., 6.00%, 06/15/2012	450,000	4.00%	Quarterly	(2,524)
12/20/2013	Citibank	General Electric Capital Corp., 6.00%, 06/15/2012	675,000	6.65%	Quarterly	68,684
12/20/2013	Goldman Sachs	General Electric Capital Corp., 6.00%, 06/15/2012	560,000	4.50%	Quarterly	9,361
12/13/2049	Deutsche	Markit CMBX North America AAA. 3 Index	1,115,000	0.08%	Monthly	86,867
12/13/2049	Goldman Sachs	Dow Jones CDX North America HY. 11 Index	4,215,000	0.08%	Quarterly	261,020

At January 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/4/2009	4,204,855,000	JPY	$46,807,197	$43,064,881	$3,742,316
2/12/2009	6,300,000	AUD	4,002,862	4,022,865	(20,003)
2/12/2009	3,000,000	AUD	1,906,125	2,076,000	(169,875)
2/12/2009	3,815,000	NZD	1,932,485	2,015,655	(83,171)
3/2/2009	22,508,538	EUR	28,810,460	29,000,000	(189,540)
3/2/2009	2,000,000	EUR	2,559,958	2,544,300	15,658
3/2/2009	2,660,000	EUR	3,404,745	3,633,560	(228,815)
3/2/2009	5,056,222	EUR	6,471,859	6,700,000	(228,141)

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2009	In Exchange For		U.S Value at January 31, 2009	Unrealized Gain (Loss)

2/4/2009	605,398,000	JPY	$6,739,111	4,881,455	EUR	$6,250,608	$488,503
2/4/2009	1,000,000,000	JPY	11,131,703	8,386,096	EUR	10,738,233	393,470
2/4/2009	6,060,000	EUR	7,759,713	766,899,060	JPY	8,536,893	(777,180)
2/4/2009	2,707,882	EUR	3,467,390	325,000,000	JPY	3,617,803	(150,413)
2/13/2009	31,500,000	JPY	350,701	207,592	GBP	299,688	51,013
2/13/2009	817,950,000	JPY	9,106,532	5,742,216	GBP	8,289,685	816,847
2/19/2009	728,000,000	JPY	8,105,891	13,632,959	NZD	6,900,989	1,204,901
3/16/2009	1,116,000,000	JPY	12,431,973	18,346,211	AUD	11,631,213	800,760
3/16/2009	2,140,000	AUD	1,356,727	140,929,700	JPY	1,569,923	(213,196)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/12/2009	11,547,000	AUD	$7,336,675	$7,658,548	$321,873
2/12/2009	10,079,000	NZD	5,105,508	5,869,002	763,494
3/2/2009	12,880,000	EUR	16,486,132	16,934,624	448,492
3/2/2009	5,868,881	EUR	7,512,045	8,200,000	687,955
3/2/2009	14,566,024	EUR	18,644,208	20,600,000	1,955,792
3/16/2009	12,600,000	GBP	18,183,008	18,809,280	626,272

At January 31, 2009, the Fund had short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2009	Unrealized Gain (Loss)

March 2009	50 U.S. Treasury 5 Year Futures	$5,765,816	$5,908,594	$(142,778)
March 2009	90 U.S. Treasury 2 Year Futures	19,329,953	19,586,250	(256,297)

19

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,013,002,322. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,007,836 and $162,885,488, respectively, with a net unrealized depreciation of $159,877,652.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2009, the Fund had unfunded loan commitments of $4,182,023.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swap contracts to provide a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

20

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$101,899,265	$(399,075)
Level 2 – Other Significant Observable Inputs	751,225,405	10,887,892
Level 3 – Significant Unobservable Inputs	0	0

Total	$853,124,670	$10,488,817

*	Other financial instruments include futures, forwards and swap contracts.

21

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

By:
Kasey Phillips
Principal Financial Officer

Date: April 1, 2009